Subsequent Events (Details) - USD ($)	May 16, 2023	Mar. 02, 2023	Jul. 14, 2022	May 17, 2023	Dec. 31, 2022	Jun. 30, 2021	Jan. 15, 2021
Subsequent Events
Common stock shares issued upon conversion of each preferred stock					2
Series B Preferred Stock
Subsequent Events
Offering price per share						$ 7.52	$ 6.27
Series C Preferred Stock
Subsequent Events
Number of common stock shares sold			499,500
Offering price per share			$ 10.01
Subsequent Events
Subsequent Events
Proceeds from issuance of common stock, net of underwriting commission costs	$ 16,011,017
Underwriting commission costs	$ 1,205,130
Number of common stock shares sold	2,374,641	4,137,931
Offering price per share		$ 7.25		$ 7.25
Subsequent Events | Series C Preferred Stock
Subsequent Events
Common stock shares issued upon conversion of each preferred stock				2